ROYALTY INTERESTS - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Royalty Interests [Abstract]
Royalty interest, beginning balance	$ 14,346	$ 21,943
Additions	560
Depletion	(802)	(1,732)
Impairment of royalty interest		(7,256)
Cumulative translation adjustments	(616)	1,391
Royalty interest, ending balance	$ 13,488	$ 14,346